UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2009 (Unaudited)

DWS Target 2011 Fund

	Shares	Value ($)

Common Stocks 12.4%
Consumer Discretionary 1.4%
Diversified Consumer Services 0.0%
Apollo Group, Inc. "A"*	100	5,710
Hotels Restaurants & Leisure 0.2%
McDonald's Corp.	2,096	122,846
Household Durables 0.2%
Garmin Ltd.	2,900	87,754
Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	600	71,286
Liberty Media Corp. - Interactive "A"*	800	9,072
Priceline.com, Inc.*	200	31,558

		111,916

Media 0.4%
Scripps Networks Interactive "A"	2,500	94,400
Time Warner Cable, Inc.	2,652	104,595

		198,995
Multiline Retail 0.0%
Family Dollar Stores, Inc.	500	14,150
Specialty Retail 0.4%
Barnes & Noble, Inc.	5,700	94,677
Ross Stores, Inc.	2,400	105,624

		200,301
Consumer Staples 1.4%
Beverages 0.1%
Coca-Cola Enterprises, Inc.	2,400	45,768
Food & Staples Retailing 0.3%
Kroger Co.	1,100	25,443
Sysco Corp.	3,273	86,571
Wal-Mart Stores, Inc.	803	39,893

		151,907
Food Products 0.3%
Archer-Daniels-Midland Co.	3,900	117,468
Campbell Soup Co.	1,900	60,325

		177,793
Household Products 0.3%
Kimberly-Clark Corp.	2,100	128,436
Procter & Gamble Co.	205	11,890

		140,326
Personal Products 0.2%
Mead Johnson Nutrition Co. "A"	2,400	100,896
Tobacco 0.2%
Lorillard, Inc.	1,400	108,808
Philip Morris International, Inc.	500	23,680

		132,488
Energy 1.2%
Energy Equipment & Services 0.3%
Helix Energy Solutions Group, Inc.*	2,000	27,460
Oil States International, Inc.*	2,700	92,988
Rowan Companies, Inc.	1,400	32,550

		152,998
Oil, Gas & Consumable Fuels 0.9%
Anadarko Petroleum Corp.	700	42,651
ConocoPhillips	400	20,072
Encore Acquisition Co.*	2,100	77,847
ExxonMobil Corp.	1,602	114,816
Marathon Oil Corp.	1,400	44,758
Mariner Energy, Inc.*	6,700	85,358
Murphy Oil Corp.	100	6,114
Newfield Exploration Co.*	1,300	53,326
Occidental Petroleum Corp.	81	6,146
Williams Companies, Inc.	2,300	43,355

		494,443

Financials 1.6%
Capital Markets 0.2%
Bank of New York Mellon Corp.	200	5,332
Franklin Resources, Inc.	800	83,704
The Goldman Sachs Group, Inc.	100	17,017

		106,053
Commercial Banks 0.3%
Commerce Bancshares, Inc.	300	11,508
First Citizens BancShares, Inc. "A"	100	14,900
Fulton Financial Corp.	6,200	51,212
Huntington Bancshares, Inc.	4,800	18,288
Synovus Financial Corp.	10,900	24,198
Wells Fargo & Co.	1,600	44,032
Whitney Holding Corp.	1,200	9,636

		173,774
Consumer Finance 0.3%
AmeriCredit Corp.*	800	14,120
Capital One Financial Corp.	3,300	120,780
Discover Financial Services	3,000	42,420

		177,320
Diversified Financial Services 0.3%
Bank of America Corp.	3,800	55,404
Citigroup, Inc.	11,100	45,399
JPMorgan Chase & Co.	900	37,593

		138,396
Insurance 0.3%
OneBeacon Insurance Group Ltd. "A"	1,200	14,304
PartnerRe Ltd.	800	61,184
Unitrin, Inc.	3,100	60,760

		136,248
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT)	200	4,396
Annaly Capital Management, Inc. (REIT)	1,100	18,601
AvalonBay Communities, Inc. (REIT)	138	9,492
Equity Residential (REIT)	300	8,664
HCP, Inc. (REIT)	400	11,836
Host Hotels & Resorts, Inc. (REIT)	1,200	12,132
Public Storage (REIT)	300	22,080
Simon Property Group, Inc. (REIT)	413	28,038
Vornado Realty Trust (REIT)	102	6,075

		121,314
Health Care 1.7%
Biotechnology 0.2%
Gilead Sciences, Inc.*	2,100	89,355
Health Care Equipment & Supplies 0.0%
Hill-Rom Holdings, Inc.	700	13,713
Health Care Providers & Services 0.8%
AmerisourceBergen Corp.	4,100	90,815
Coventry Health Care, Inc.*	4,800	95,184
McKesson Corp.	1,600	93,968
Medco Health Solutions, Inc.*	2,200	123,464
UnitedHealth Group, Inc.	800	20,760

		424,191

Pharmaceuticals 0.7%
Eli Lilly & Co.	3,693	125,599
Endo Pharmaceuticals Holdings, Inc.*	2,100	47,040
Forest Laboratories, Inc.*	500	13,835
Johnson & Johnson	100	5,905
Pfizer, Inc.	10,136	172,616

		364,995
Industrials 1.3%
Aerospace & Defense 0.4%
Lockheed Martin Corp.	1,600	110,064
Northrop Grumman Corp.	2,300	115,299

		225,363
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"	1,400	75,152
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co.	1,500	30,120
Construction & Engineering 0.2%
KBR, Inc.	2,000	40,940
Shaw Group, Inc.*	3,500	89,810

		130,750
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	3,200	99,328
General Electric Co.	700	9,982

		109,310
Machinery 0.3%
Navistar International Corp.*	1,200	39,768
Timken Co.	3,300	72,699
Trinity Industries, Inc.	1,100	18,568

		131,035
Road & Rail 0.0%
Ryder System, Inc.	84	3,406
Information Technology 2.6%
Communications Equipment 0.2%
EchoStar Corp. "A"*	3,000	54,480
Harris Corp.	1,600	66,752

		121,232
Computers & Peripherals 0.8%
Apple, Inc.*	591	111,403
International Business Machines Corp.	1,800	217,098
NCR Corp.*	5,200	52,780
Teradata Corp.*	1,600	44,608

		425,889
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.*	4,000	101,360
Avnet, Inc.*	4,300	106,554
Ingram Micro, Inc. "A"*	6,100	107,665
Tech Data Corp.*	1,400	53,802

		369,381
Internet Software & Services 0.3%
Google, Inc. "A"*	100	53,612
Sohu.com, Inc.*	700	38,920
VeriSign, Inc.*	2,600	59,306

		151,838

IT Services 0.4%
Global Payments, Inc.	2,000	98,460
MasterCard, Inc. "A"	100	21,902
SAIC, Inc.*	5,800	102,718

		223,080
Software 0.2%
Microsoft Corp.	1,047	29,033
Red Hat, Inc.*	300	7,743
Symantec Corp.*	3,380	59,421

		96,197
Materials 0.5%
Chemicals 0.2%
Cytec Industries, Inc.	1,600	53,072
Huntsman Corp.	6,000	47,700
Lubrizol Corp.	400	26,624

		127,396
Metals & Mining 0.1%
Reliance Steel & Aluminum Co.	600	21,888
Walter Energy, Inc.	300	17,550

		39,438
Paper & Forest Products 0.2%
International Paper Co.	4,600	102,626
Telecommunication Services 0.3%
Diversified Telecommunication Services
AT&T, Inc.	7,212	185,132
Utilities 0.4%
Electric Utilities 0.3%
Edison International	85	2,705
Exelon Corp.	2,500	117,400
FirstEnergy Corp.	800	34,624

		154,729
Independent Power Producers & Energy Traders 0.1%
NRG Energy, Inc.*	2,600	59,774

Total Common Stocks (Cost $6,247,542)		6,645,498
	Principal Amount ($)	Value ($)

Government & Agency Obligation 87.2%
US Treasury Obligation
US Treasury STRIPS, 6.074% **, 8/15/2011 (Cost $42,427,153)	47,226,000	46,611,212
	Shares	Value ($)

Cash Equivalents 0.6%
Central Cash Management Fund, 0.19% (a) (Cost $288,398)	288,398	288,398

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $48,963,093) †	100.2	53,545,108
Other Assets and Liabilities, Net	(0.2)	(93,236)

Net Assets	100.0	53,451,872

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $49,100,913. At October 31, 2009, net unrealized appreciation for all securities based on tax cost was $4,444,195. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,914,189 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $469,994.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(b)	$ 6,645,498	$ —	$ —	$ 6,645,498
Government & Agency Obligations	—	46,611,212	—	46,611,212
Short-Term Investments(b)	288,398	—	—	288,398
Total	$ 6,933,896	$ 46,611,212	$ —	$ 53,545,108
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2009